UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4906

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier State Municipal Bond Fund, Connecticut Series
Statement of Investments
January 31, 2006 (Unaudited)
	Principal
Long-Term Municipal Investments--98.3%	Amount ($)		Value ($)

Connecticut--70.4%

Connecticut:
5.25%, 3/1/2007	3,000,000	a	3,093,480
5.25%, 3/1/2007	2,700,000	a	2,784,132
5%, 3/15/2008	70,000	a	73,014
5.125%, 3/15/2008	25,000	a	26,150
6.214%, 3/15/2012	5,000,000	b,c	5,430,650
5%, 8/15/2021 (Insured; FGIC)	2,000,000		2,122,740
5%, 10/15/2021 (Insured; FSA)	3,500,000		3,699,430
5.25%, 10/15/2021 (Insured; MBIA)	7,915,000		8,602,259
5.25%, 10/15/2022 (Insured; MBIA)	2,000,000		2,173,660
Airport Revenue (Bradley International Airport):
5.25%, 10/1/2013 (Insured; FGIC)	30,000		31,848
6.726%, 10/1/2013 (Insured; FGIC)	2,750,000	b,c	3,088,745
5.25%, 10/1/2016 (Insured; FGIC)	20,000		21,141
6.726%, 10/1/2016 (Insured; FGIC)	2,225,000	b,c	2,478,805
(Clean Water Fund) Revenue:
5.125%, 9/1/2009	3,050,000	a	3,254,625
5.25%, 7/15/2012	15,000		15,967
6.703%, 7/15/2012	4,850,000	b,c	5,475,068
Special Tax Obligation Revenue
(Transportation Infrastructure):
Series A, 5.50%, 11/1/2007 (Insured; FSA)	4,580,000		4,754,635
Series B, 5.50%, 11/1/2007 (Insured; FSA)	5,000,000		5,190,650
7.125%, 6/1/2010	3,400,000		3,839,552
5.375%, 7/1/2020 (Insured; FSA)	2,000,000		2,178,400

Connecticut Development Authority, Revenue:
Airport Facility (Learjet Inc. Project)
7.95%, 4/1/2026	2,300,000		2,736,195
First Mortgage Gross, Health Care Project:
(Church Homes Inc., Congregational Avery Heights Project)
5.80%, 4/1/2021	3,000,000		3,061,770
(Elim Park Baptist Home, Inc. Project):
5.375%, 12/1/2018	2,300,000		2,361,594
5.75%, 12/1/2023	1,000,000		1,058,340
PCR (Connecticut Light and Power):
5.85%, 9/1/2028	3,200,000		3,392,320
5.95%, 9/1/2028	1,945,000		2,057,363
Water Facilities (Bridgeport Hydraulic)
6.15%, 4/1/2035 (Insured; AMBAC)	2,750,000		2,882,550

Connecticut Health and Educational Facilities
Authority, Revenue:
(Danbury Hospital)
5.75%, 7/1/2029 (Insured; AMBAC)	3,000,000		3,218,550
(Eastern Connecticut Health Network Issue)
5.125%, 7/1/2030 (Insured; Radian)	1,500,000		1,552,620
(Hartford University) 5.625%, 7/1/2026
5.625%, 7/1/2026 (Insured; Radian)	4,200,000		4,527,516
(Hospital for Special Care)
5.375%, 7/1/2017 (Insured; ACA)	3,680,000		3,797,834
(Loomis Chaffee School Project):
5.25%, 7/1/2011	3,000,000	a	3,279,450
5.50%, 7/1/2011	2,150,000	a	2,376,567
5.25%, 7/1/2021	900,000		955,881

(New Britian General Hospital)
6.125%, 7/1/2014 (Insured; AMBAC)	1,000,000		1,011,310
(Sacred Heart University):
6.50%, 7/1/2006	1,465,000	a	1,513,345
6.625%, 7/1/2006	2,720,000	a	2,811,147
6.125%, 7/1/2007	1,000,000	a	1,056,840
(Trinity College Issue)
5.875%, 7/1/2006 (Insured; MBIA)	2,500,000	a	2,576,625
(University of New Haven):
6.625%, 7/1/2006	2,050,000	a	2,117,650
6.70%, 7/1/2006	8,605,000	a	8,891,633
(William W. Backus Hospital)
5.75%, 7/1/2007 (Insured; AMBAC)	2,500,000	a	2,631,925
(Windham Community Memorial Hospital)
6%, 7/1/2020 (Insured; ACA)	1,000,000		1,031,880
(Yale, New Haven Hospital)
5.70%, 7/1/2025 (Insured; MBIA)	8,070,000		8,301,770
(Yale University):
5.125%, 7/1/2027	5,400,000		5,622,642
5%, 7/1/2035	6,200,000		6,505,970
5%, 7/1/2042	2,945,000		3,043,451

Connecticut Housing Finance Authority
(Housing Mortgage Finance Program):
5.05%, 11/15/2021	4,950,000		5,073,354
6%, 11/15/2027	4,000,000		4,109,200
5.45%, 11/15/2029	5,805,000		5,941,766
5%, 11/15/2035	2,500,000		2,514,825

Connecticut Resource Recovery Authority,
RRR (American Ref Fuel Co.)
5.50%, 11/15/2015	1,000,000		1,033,450

Eastern Connecticut Resource Recovery Authority
(Wheelabrator Lisbon Project):
5.50%, 1/1/2014	8,050,000		8,110,375
5.50%, 1/1/2020	7,000,000		6,995,100

Greenwich Housing Authority, MFHR
(Greenwich Close Apartments):
6.25%, 9/1/2017	2,840,000		2,993,275
6.35%, 9/1/2027	2,000,000		2,108,560

Hartford Parking System, Revenue
6.50%, 7/1/2010	1,500,000	a	1,675,140

South Central Connecticut Regional Water Authority,
Water System Revenue:
5%, 8/1/2024 (Insured; MBIA)	4,285,000		4,532,630
5%, 8/1/2035 (Insured; MBIA)	3,000,000		3,146,850

Sprague, EIR
(International Paper Co. Project)
5.70%, 10/1/2021	1,350,000		1,395,306

Stamford 6.60%, 1/15/2010	2,750,000		3,073,730

University of Connecticut:
5.75%, 3/1/2010 (Insured; FGIC)	1,770,000	a	1,940,221
5.75%, 3/1/2010 (Insured; FGIC)	2,500,000	a	2,740,425
5.125%, 2/15/2020 (Insured; MBIA)	1,000,000		1,074,750
Special Obligation Student Fee Revenue:
5.75%, 11/15/2010 (Insured; FGIC)	2,500,000	a	2,767,650
6%, 11/15/2010 (Insured; FGIC)	2,425,000	a	2,711,126

6%, 11/15/2010 (Insured; FGIC)	2,000,000	a	2,235,980
5.25%, 11/15/2021 (Insured; FGIC)	1,755,000		1,904,473

U.S. Related--27.9%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
6%, 7/1/2010	5,000,000	a	5,514,800
5.375%, 5/15/2033	3,485,000		3,549,786
5.375%, 5/15/2050	16,000,000		1,013,760

Commonwealth of Puerto Rico:
5.50%, 7/1/2012 (Insured; MBIA)	50,000		55,383
7.272%, 7/1/2012 (Insured; MBIA)	2,000,000	b,c	2,430,660
7.272%, 7/1/2013 (Insured; MBIA)	3,950,000	b,c	4,872,878
5.65%, 7/1/2015 (Insured; MBIA)	6,690,000		7,619,241
(Public Improvement):
5.25%, 7/1/2011 (Insured; FSA)	2,795,000	a	3,035,063
5.50%, 7/1/2013 (Insured; MBIA)	100,000		111,682
5.25%, 7/1/2014 (Insured; MBIA)	3,925,000		4,347,958
5.25%, 7/1/2015 (Insured; MBIA)	1,000,000		1,113,430
6%, 7/1/2015 (Insured; MBIA)	2,000,000		2,344,640

Puerto Rico Aqueduct and Sewer Authority,
Revenue 6.25%, 7/1/2013 (Insured; MBIA)	4,000,000		4,657,560

Puerto Rico Electric Power Authority,
Power Revenue:
5.125%, 7/1/2026 (Insured; FSA)	4,410,000		4,667,191
5.25%, 7/1/2029 (Insured; FSA)	8,000,000		8,533,360

Puerto Rico Highway and Transportation Authority:
Highway Revenue:
5.50%, 7/1/2013 (Insured; MBIA)	10,000		11,022
7.249%, 7/1/2013 (Insured; MBIA)	2,290,000	b,c	2,757,847
5.50%, 7/1/2036	8,500,000		9,167,335

Puerto Rico Industrial Tourist Educational
Medical and Environmental Control Facilities
Financing Authority, Revenue (Teachers
Retirement System) 5.50% 7/1/2021	800,000		822,568

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)	7,900,000		1,986,139

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
6%, 8/1/2026 (Insured; AGC)	4,755,000		5,852,691

University of Puerto Rico, University Revenue
5.50%, 6/1/2015 (Insured; MBIA)	5,000,000		5,084,200

Virgin Islands Public Finance Authority, Revenue,
Gross Receipts Taxes Loan Note
6.375%, 10/1/2019	2,000,000		2,227,000

Virgin Islands Water and Power Authority,
Electric System
5.30%, 7/1/2021	1,750,000		1,767,675

Total Investments (cost $277,255,427)	98.3%		294,331,744

Cash and Receivables (Net)	1.7%		5,034,870

Net Assets	100.0%		299,366,614

Notes To Financial Statements:
a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $26,534,654 or 8.9% of the fund's net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Comission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Florida Series
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--98.0%	Amount ($)	Value ($)

Brevard County School Board, COP
5%, 7/1/2025 (Insured; FGIC)	2,000,000	2,091,400

Broward County Housing Finance Authority, MFHR:
(Emerald Palms Apartments)
5.60%, 7/1/2021 (Insured; MBIA)	2,000,000	2,068,900
(Pembroke Villas Project)
5.55%, 1/1/2023 (Insured; FSA)	1,000,000	1,034,060

Broward County School Board, COP:
5.25%, 7/1/2018 (Insured; MBIA)	1,855,000	2,013,009
5%, 7/1/2021 (Insured; FSA)	1,250,000	1,311,787

Cape Coral, Water and Sewer Revenue
5.25%, 10/1/2017 (Insured; AMBAC)	1,890,000	2,060,837

Capital Projects Finance Authority:
Revenue:
(Airports Project):
5.25%, 6/1/2014 (Insured; MBIA)	1,485,000	1,599,612
5%, 6/1/2020 (Insured; MBIA)	1,465,000	1,528,259
Student Housing Revenue
(Capital Projects Loan)
5.50%, 10/1/2017 (Insured; MBIA)	2,520,000	2,693,149

Davie, Water and Sewer Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	475,000	517,935

Escambia County, Sales Tax Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	1,200,000	1,306,608

Escambia County Housing Finance Authority, SFMR
(Multi-County Program)
5.50%, 10/1/2021
(Collateralized: FNMA and GNMA)	2,835,000	2,933,063

Florida (Jacksonville Transportation)
5%, 7/1/2012	3,000,000	3,095,400

Florida Board of Education:
Capital Outlay (Public Education)
5%, 6/1/2011	1,200,000	1,238,112
Lottery Revenue:
5.25%, 7/1/2017 (Insured; FGIC)	3,890,000	4,169,691
5%, 7/1/2020 (Insured; FGIC)	1,480,000	1,569,348

Florida Department of Children and Family Services, COP
(South Florida Evaluation Treatment Center Project)
5%, 10/1/2021	1,600,000	1,690,976

Florida Housing Finance Agency
(Brittany Rosemont Apartments)
7%, 2/1/2035 (Insured; AMBAC)	6,000,000	6,067,260

Florida Intergovernmental Finance Commission,
Capital Revenue:
5%, 2/1/2018 (Insured; AMBAC)	1,000,000	1,055,810
5.125%, 2/1/2031 (Insured; AMBAC)	1,500,000	1,545,960

Florida Municipal Loan Council, Revenue
5.25%, 5/1/2017 (Insured; MBIA)	1,825,000	1,974,979

Jacksonville:
Excise Taxes Revenue
5.375%, 10/1/2019 (Insured; AMBAC)	3,450,000	3,757,637
Guaranteed Entitlement Revenue
5.375%, 10/1/2020 (Insured; FGIC)	3,795,000	4,133,400

JEA, Saint John's River Power Park System Revenue:
5%, 10/1/2017	1,500,000	1,588,950
5%, 10/1/2018	1,500,000	1,588,950

Lee County, Transportation Facilities Revenue
(Sanibel Bridges and Causeway Project)
5%, 10/1/2025 (Insured; CIFG)	2,845,000	2,983,779

Lee County Housing Finance Authority SFMR:
6.30%, 3/1/2029 (Collateralized: FHLMC,
FNMA and GNMA)	230,000	230,635
(Multi-County Program)
7.45%, 9/1/2027 (Collateralized: FHLMC,
FNMA and GNMA)	35,000	35,125

Manatee County Housing Finance Authority,
Mortgage Revenue
5.85%, 11/1/2033 (Collateralized; GNMA)	2,305,000	2,438,413

Marion County School Board, COP
5.25%, 6/1/2017 (Insured; FSA)	2,015,000	2,182,265

Miami-Dade County:
Aviation Revenue, Miami International Airport (Hub of
the Americas) 5%, 10/1/2030 (Insured; XLCA)	2,000,000	2,037,500
Solid Waste System Revenue
5.50%, 10/1/2017 (Insured; FSA)	2,595,000	2,825,436

Miami-Dade County Housing Finance Authority, MFMR:
(Country Club Villa)
5.70%, 7/1/2021 (Insured; FSA)	400,000	418,092
(Miami Stadium Apartments)
5.40%, 8/1/2021 (Insured; FSA)	1,275,000	1,320,747

Orange County Housing Finance Authority, MFHR:
(Palm Grove Gardens)
5.15%, 1/1/2023 (Collateralized; FNMA)	1,175,000	1,219,638
(Seminole Pointe Project) 5.75%, 12/1/2023	2,840,000	2,874,165

Osceola County Industrial Development Authority,
Revenue (Community Provider Pooled Loan
Program) 7.75%, 7/1/2017	1,521,000	1,522,384

Palm Bay, Utility Revenue:
(Capital Appreciation)
Zero Coupon, 10/1/2020 (Insured; FGIC)	1,845,000	926,910
(Palm Bay Utility Corp. Project)
5%, 10/1/2019 (Insured; MBIA)	500,000	532,300

Palm Beach County School Board, COP
(Master Lease) 5%, 8/1/2017 (Insured; AMBAC)	1,905,000	2,030,444

Port Palm Beach District, Revenue:
Zero Coupon, 9/1/2022 (Insured; XLCA)	1,000,000	470,390
Zero Coupon, 9/1/2023 (Insured; XLCA)	1,000,000	446,400

Port Saint Lucie,
Storm Water Utility Revenue
5%, 5/1/2023 (Insured; MBIA)	1,750,000	1,843,153

Seminole Water Control District 6.75%, 8/1/2022	1,805,000	1,865,323

South Broward Hospital District, HR
5.60%, 5/1/2027	4,000,000	4,286,120

Tampa, Utilities Tax Improvement
Zero Coupon, 4/1/2017 (Insured; AMBAC)	2,110,000	1,317,104

Village Center Community Development District,
Utility Revenue 5.25%, 10/1/2023 (Insured; MBIA)	1,000,000	1,083,160

Winter Park, Water and Sewer Revenue:
5.375%, 12/1/2017 (Insured; AMBAC)	1,645,000	1,794,892
5.375%, 12/1/2018 (Insured; AMBAC)	1,730,000	1,887,638

Winter Springs, Water and Sewer Revenue
5%, 4/1/2020 (Insured; MBIA)	1,585,000	1,679,387

Total Investments (cost $91,339,469)	98.0%	94,886,492
Cash and Receivables (Net)	2.0%	1,916,018
Net Assets	100.0%	96,802,510

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Maryland Series
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--99.1%	Amount ($)		Value ($)

Maryland--96.5%

Anne Arundel County:
EDR (Community College) 5%, 9/1/2017	2,255,000		2,372,170
Special Obligation:
(Arundel Mills) 5.125%, 7/1/2021	1,000,000		1,076,580
(National Business Park):
5.125%, 7/1/2021	1,000,000		1,076,580
5.125%, 7/1/2023	1,125,000		1,204,605

Baltimore:
Convention Center Hotel Revenue
5.875%, 9/1/2039	1,000,000	a	1,041,130
Port Facilities Revenue (Consolidated Coal Sales Co.)
6.50%, 12/1/2010	4,090,000		4,324,521
Project Revenue (Wastewater Projects):
5%, 7/1/2022 (Insured; FGIC)	395,000		433,430
5%, 7/1/2022 (Insured; MBIA)	1,290,000		1,375,230
5%, 7/1/2023 (Insured; MBIA)	1,355,000		1,441,259

Baltimore Board of School Commissioners,
School Systems Revenue:
5%, 5/1/2016	1,500,000		1,611,960
5%, 5/1/2017	1,265,000		1,353,474

Baltimore City Housing Corp., MFHR
7.25%, 7/1/2023 (Collateralized; FNMA and Insured; FHA)	2,740,000		2,746,110

Gaithersburg, Hospital Facilities Improvement Revenue
(Shady Grove) 6.50%, 9/1/2012 (Insured; FSA)	10,000,000		11,167,400

Harford County, MFHR
(GNMA Collateralized-Affinity Old Post Apartments Project)
5%, 11/20/2025	1,460,000		1,472,848

Howard County:
(Consolidated Public Improvement):
5%, 8/15/2015	2,600,000		2,823,730
5%, 8/15/2016	1,000,000		1,082,150
5%, 8/15/2018	1,500,000		1,614,510
5%, 8/15/2019	1,000,000		1,072,770
COP 8.15%, 2/15/2020	605,000		856,674
(Metropolitan District):
5.25%, 2/15/2012	155,000	b	169,515
5.25%, 8/15/2019	1,545,000		1,667,009

Hyattsville, Special Obligation (University Town Center)
5.75%, 7/1/2034	3,000,000	3,086,280

Maryland Community Development Administration,
Department of Housing and Community Development:
5%, 9/1/2023	1,000,000	1,026,940
5.60%, 7/1/2033	1,200,000	1,226,964
Housing Revenue 5.95%, 7/1/2023	1,865,000	1,913,770
Multifamily Development Revenue
(Washington Gardens) 5%, 2/1/2024 (Collateralized; FNMA)	1,610,000	1,616,649
Residential:
5.50%, 9/1/2014	890,000	899,203
5.30%, 9/1/2016	5,000,000	5,176,100
5.70%, 9/1/2022	5,340,000	5,430,620
5.60%, 9/1/2028	5,000,000	5,161,700
Single Family Program 4.95%, 4/1/2015	4,605,000	4,769,859

Maryland Economic Development Corp., Revenue:
Lease:
5%, 9/15/2014	1,000,000	1,077,090
5%, 9/15/2015	2,025,000	2,177,422
5%, 9/15/2016	1,290,000	1,387,098
(Aviation Administration Facilities):
5.50%, 6/1/2016 (Insured; FSA)	3,120,000	3,395,090
5.50%, 6/1/2018 (Insured; FSA)	2,535,000	2,750,145
5.375%, 6/1/2019 (Insured; FSA)	9,530,000	10,231,789
(Montgomery County Wayne Avenue
Parking Garage Project):
5.25%, 9/15/2014	5,000,000	5,449,150
5.25%, 9/15/2016	2,940,000	3,187,930
Student Housing:
(Frostburg State University) 6%, 10/1/2024	5,000,000	5,202,750
(Morgan State University) 6%, 7/1/2022	2,950,000	3,159,922
(University of Maryland College Park) 6%, 6/1/2021	1,760,000	1,912,469
(University Village at Sheppard Pratt):
5.875%, 7/1/2021 (Insured; ACA)	1,750,000	1,881,268
6%, 7/1/2033 (Insured; ACA)	1,750,000	1,876,840

Maryland Health and Higher Educational Facilities
Authority, Revenue:
(Carroll County General Hospital):
6%, 7/1/2018	500,000	544,715
6%, 7/1/2019	665,000	723,700
6%, 7/1/2020	750,000	814,890
6%, 7/1/2021	550,000	595,991
(Institute College of Art Issue) 5.50%, 6/1/2021	335,000	351,596
(Johns Hopkins Hospital Issue) 5%, 11/15/2019	7,600,000	8,018,000
(Johns Hopkins Hospital Medical Institutions
Utilities Program Issue) 5%, 5/15/2037	8,500,000	8,763,840
(Loyola College Issue) 5.375%, 10/1/2026 (Insured; MBIA)	1,710,000	1,767,918
(Union Hospital of Cecil County) 6.70%, 7/1/2009	1,640,000	1,708,978

(University of Maryland Medical Systems):
5%, 7/1/2017 (Insured; AMBAC)	500,000	535,145
5.75%, 7/1/2017	3,000,000	3,251,160
6%, 7/1/2022	2,000,000	2,189,400
7%, 7/1/2022 (Insured; FGIC)	4,500,000	5,885,460
5%, 7/1/2024 (Insured; AMBAC)	1,000,000	1,053,170
6%, 7/1/2032	3,000,000	3,259,560

Maryland Industrial Development Financing Authority, EDR:
(Medical Waste Association) 8.75%, 11/15/2010	630,000	453,745
(Our Lady of Good Counsel School):
5.50%, 5/1/2020	420,000	429,278
6%, 5/1/2035	1,000,000	1,041,290

Maryland State and Local Loan Facilities
5%, 8/1/2016	10,000,000	10,787,600

Montgomery County:
5.25%, 10/1/2015	2,000,000	2,172,460
Special Obligation (West Germantown
Development District):
5.375%, 7/1/2020 (Insured; Radian)	500,000	530,340
5.50%, 7/1/2027 (Insured; Radian)	2,975,000	3,157,130

Montgomery County Housing Opportunities Commission, SFMR:
Zero Coupon, 7/1/2028	41,025,000	11,925,967
Zero Coupon, 7/1/2033	3,060,000	627,055
5%, 7/1/2036	2,500,000	2,504,550

Morgan State University, Academic and Auxiliary
Facilities Fees Revenue:
5%, 7/1/2020 (Insured; FGIC)	500,000	533,685
5%, 7/1/2022 (Insured; FGIC)	1,000,000	1,058,860

Northeast Waste Disposal Authority:
RRR (Hartford County Resource Recovery Facility):
5.25%, 3/15/2013 (Insured; AMBAC)	1,400,000	1,476,482
5.25%, 3/15/2014 (Insured; AMBAC)	1,220,000	1,282,842
Solid Waste Revenue:
5.50%, 4/1/2015 (Insured; AMBAC)	7,000,000	7,559,930
5.50%, 4/1/2016 (Insured; AMBAC)	8,000,000	8,645,120
(Montgomery County Resource Recovery) 6%, 7/1/2008	2,720,000	2,834,158

Prince Georges County:
(Consolidated Public Improvement)
5%, 12/1/2016	225,000	243,981
Special Obligations
(National Harbor Project)
5.20%, 7/1/2034	4,000,000	4,033,920

Washington Suburban Sanitary District
(General Construction):
5%, 6/1/2015	5,000,000	5,365,700
5%, 6/1/2016	1,500,000	1,609,710

U.S. Related--2.6%
Guam Waterworks Authority,
Water and Wasterwater System Revenue
6%, 7/1/2025	1,000,000	1,071,610
Puerto Rico Commonwealth, Public Improvement
5.125%, 7/1/2030 (Insured; FSA)	1,970,000	2,083,886
Puerto Rico Electric Power Authority, Power Revenue
5.125%, 7/1/2026 (Insured; FSA)	1,500,000	1,587,480
Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue 5%, 1/1/2008 (Insured; AMBAC)	1,275,000 b	1,327,721
Total Investments (cost $222,324,287)	99.1%	229,788,726
Cash and Receivables (Net)	.9%	2,105,377
Net Assets	100.0%	231,894,103
Notes To Financial Statements:
a Purchased on a delayed delivery basis.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Comission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
Statement of Investments
January 31, 2006 (Unaudited)
	Principal
Long-Term Municipal Investments--98.1%	Amount ($)		Value ($)

Massachusetts--90.3%

Bellingham:
5%, 3/1/2017 (Insured; AMBAC)	1,945,000		2,075,879
5%, 3/1/2018 (Insured; AMBAC)	2,040,000		2,177,272
5%, 3/1/2019 (Insured; AMBAC)	2,140,000		2,284,001
5%, 3/1/2020 (Insured; AMBAC)	2,245,000		2,390,252

Boston 5.75%, 2/1/2010	3,945,000	a	4,282,100

Boston Industrial Development Financing Authority,
Sewer Facility Revenue
(Harbor Electric Energy Co. Project)
7.375%, 5/15/2015	1,970,000		2,017,044

Brookline 5.25%, 4/1/2020	3,860,000		4,130,972

Greater Lawrence Sanitation District
5.75%, 6/15/2010 (Insured; MBIA)	1,425,000	a	1,568,498

Holliston 5.25%, 4/1/2020 (Insured; MBIA)	1,655,000		1,798,373

Hopkinton:
5%, 9/1/2017	1,735,000		1,849,163
5%, 9/1/2018	1,735,000		1,849,076
5%, 9/1/2019	1,735,000		1,846,456
5%, 9/1/2020	1,735,000		1,840,627

Marblehead:
5%, 8/15/2023	1,835,000		1,945,467
5%, 8/15/2024	1,925,000		2,036,631

Massachusetts, Consolidated Loan:
5.125%, 3/1/2012 (Insured; FSA)	3,000,000	a	3,235,110
5.375%, 8/1/2012 (Insured; MBIA)	1,000,000	a	1,097,320
5%, 9/1/2025	3,125,000		3,296,469

Massachusetts Bay Transportation Authority:
Assessment Revenue:
5.25%, 7/1/2010	5,255,000	a	5,635,935
5%, 7/1/2021	1,000,000		1,066,070
5.25%, 7/1/2030	1,495,000		1,579,527
5%, 7/1/2031	5,000,000		5,227,100
(General Transportation Systems):
6.20%, 3/1/2016	2,055,000		2,380,224
7%, 3/1/2021	1,000,000		1,248,330
Sales Tax Revenue
5%, 7/1/2012	1,000,000	a	1,079,840

Massachusetts College Building Authority,
Project Revenue:
5.25%, 5/1/2020 (Insured; XLCA)	2,815,000		3,007,884
Zero Coupon, 5/1/2026 (Insured; MBIA)	5,385,000		2,169,617

Massachusetts Development Finance Agency, Revenue:
(Assumption College)
6%, 3/1/2030 (Insured; Radian)	1,905,000		2,071,230
(Landmark School) 5.25%, 6/1/2029 (Insured; Radian)	1,100,000		1,121,109
(Massachusetts College of Pharmacy and Allied
Health Sciences Issue):
6.75%, 1/1/2010	2,000,000	a	2,256,880
6.375%, 7/1/2023	1,000,000		1,127,980
(Mount Holyoke College) 5.25%, 7/1/2031	5,000,000		5,235,800
(Neville Communities):
5.75%, 6/20/2022 (Collateralized; GNMA)	600,000		667,950
6%, 6/20/2044 (Collateralized; GNMA)	1,500,000		1,673,295
Resource Recovery (Ogden Haverhill Project)
5.50%, 12/1/2019	1,200,000		1,222,764

Massachusetts Educational Financing Authority,
Education Loan Revenue
5.85%, 7/1/2014 (Insured; AMBAC)	470,000		471,904

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Community College Program)
5.25%, 10/1/2026 (Insured; AMBAC)	2,845,000		3,008,132
(Daughters of Charity)
6.10%, 7/1/2006	1,100,000	a	1,113,662

(Harvard University):
6%, 7/1/2010	2,500,000	a	2,781,050
5%, 7/15/2022	2,945,000		3,118,254
5.125%, 7/15/2037	2,000,000		2,085,120
(Healthcare Systems-Covenant Health)
6%, 7/1/2022	5,100,000		5,503,563
(Massachusetts Institute of Technology)
5.50%, 7/1/2032	1,160,000		1,371,282
(Medical Academic and Scientific
Community Organization Issue)
6.625%, 1/1/2015	2,500,000		2,560,375
(Milford-Whitinsville Hospital)
6.50%, 7/15/2023	2,250,000		2,448,608
(New England Medical Center Hospital)
5.375%, 5/15/2017 (Insured; FGIC)	1,950,000		2,097,108
(Partners Healthcare System):
6%, 7/1/2016	1,520,000		1,674,265
6%, 7/1/2017	1,145,000		1,261,492
5%, 7/1/2020	1,200,000		1,253,592
5.75%, 7/1/2032	1,350,000		1,468,341
(Schepens Eye Research) 6.50%, 7/1/2028 (Insured; ACA)	2,105,000		2,306,975
(Simmons College) 5%, 10/1/2023 (Insured; FGIC)	1,000,000		1,054,270
(Springfield College)
5.125%, 10/15/2023 (Insured; Radian)	1,100,000		1,154,648
(Tufts University):
5.50%, 8/15/2017	1,700,000		1,934,328
5.50%, 8/15/2018	1,625,000		1,859,163
5.25%, 2/15/2030	2,000,000		2,088,440
(UMass Memorial Issue):
5.25%, 7/1/2025	1,895,000		1,946,620
5%, 7/1/2033	1,005,000		996,799
(Wheaton College):
5%, 7/1/2016	1,255,000		1,333,751
5%, 7/1/2018	1,375,000		1,452,261
5%, 7/1/2019	1,165,000		1,227,083

Massachusetts Housing Finance Agency:
Housing:
5%, 12/1/2026	1,250,000		1,265,638
5%, 12/1/2028	1,000,000		1,003,260
5%, 6/1/2030	1,000,000		1,025,970
5.10%, 6/1/2037	3,000,000		3,053,370
Housing Development
5.40%, 6/1/2020 (Insured; MBIA)	345,000		353,635
Housing Revenue:
5%, 12/1/2024	1,620,000		1,634,726
5.25%, 12/1/2033	2,000,000		2,044,400

Massachusetts Industrial Finance Agency, Revenue:
(Phillips Academy)
5.375%, 9/1/2008	1,500,000	a	1,601,100
Resource Recovery (Ogden Haverhill Project)
5.60%, 12/1/2019	2,000,000		2,044,700
Water Treatment (American Hingham)
6.95%, 12/1/2035	2,790,000		2,870,324

Massachusetts Water Pollution Abatement Trust:
5.625%, 2/1/2007	4,870,000	a	5,031,148
(Pool Program):
5.375%, 8/1/2009	1,710,000	a	1,834,881
5%, 8/1/2021	1,000,000		1,069,010
5.375%, 8/1/2027	3,065,000		3,245,896

Massachusetts Water Resources Authority:
5.20%, 8/1/2011 (Insured; MBIA)	1,000,000	a	1,085,220
5.25%, 8/1/2026 (Insured; MBIA)	2,000,000		2,189,040
5%, 8/1/2029 (Insured; MBIA)	2,000,000		2,110,160

Medford 5%, 3/15/2019 (Insured; AMBAC)	1,155,000		1,233,170

Narragansett Regional School District
6.50%, 6/1/2016 (Insured; AMBAC)	1,205,000		1,360,517

New England Educational Loan Marketing Corp.,
Student Loan Revenue 6.90%, 11/1/2009	1,000,000		1,039,000

Northampton (School Project Loan Act of 1948)
5.75%, 5/15/2006 (Insured; MBIA)	1,520,000	a	1,561,131

Pittsfield 5.125%, 4/15/2022 (Insured; MBIA)	1,500,000		1,612,995

Route 3 North Transportion Improvement
Association, LR 5.75%, 6/15/2010
(Insured; MBIA)	1,000,000	a	1,092,090

Sandwich
5%, 7/15/2020 (Insured; MBIA)	1,295,000		1,400,219

Triton Regional School District:
5.25%, 4/1/2019 (Insured; FGIC)	1,420,000		1,533,273
5.25%, 4/1/2020 (Insured; FGIC)	1,420,000		1,533,273

Westfield 6.50%, 5/1/2010 (Insured; FGIC)	1,750,000	a	1,973,440

Woods Hole, Martha's Vineyard and Nantucket
Steamship Authority 5%, 3/1/2019	4,070,000		4,359,662

U.S. Related--7.8%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds:
5.375%, 5/15/2033	2,075,000		2,113,574
Zero Coupon, 5/15/2050	10,000,000		633,600

Commonwealth of Puerto Rico,
Public Improvement 5.25%, 7/1/2017 (Insured; XLCA)	1,460,000		1,626,615

Puerto Rico Electric Power Authority, Power
Revenue 5.125%, 7/1/2026 (Insured; FSA)	1,000,000		1,058,320

Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
5.50%, 7/1/2014	1,000,000	a	1,118,010
5.75%, 7/1/2019 (Insured; CIFG)	2,000,000		2,252,000
5.75%, 7/1/2020 (Insured; CIFG)	2,000,000		2,252,000

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2035 (Insured; AMBAC)	4,665,000	1,172,828

Puerto Rico Public Buildings Authority,
Guaranteed Government Facilities Revenue:
6.25%, 7/1/2015 (Insured; AMBAC)	1,100,000	1,309,220
5.75%, 7/1/2022	1,900,000	2,196,343

Total Long-Term Investments
(cost $187,800,094)		197,957,089

Short-Term Municipal Investment--.5%

Massachusetts Water Resources Authority,
Multi-Modal Subordinated General Revenue
3.02% (LOC; Landesbank Hessen-Thuringen Girozentrale)
(cost $1,000,000)	1,000,000 b	1,000,000

Total Investments (cost $188,800,094)	98.6%	198,957,089

Cash and Receivables (Net)	1.4%	2,847,555

Net Assets	100.0%	201,804,644

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Michigan Series
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Long Term Municipal Investments--97.7%	Amount ($)		Value ($)

Michigan--97.1%

Allegan Hospital Finance Authority, HR (Allegan General
Hospital):
6.875%, 11/15/2017	4,460,000		4,729,652
7%, 11/15/2021	800,000		849,184

Anchor Bay School District, Building and Site 6%, 5/1/2009
(Insured; FGIC)	1,500,000	a	1,617,750

Brighton Area School District:
Zero Coupon, 5/1/2014 (Insured; AMBAC)	8,000,000		5,745,440
Zero Coupon, 5/1/2020 (Insured; AMBAC)	3,900,000		2,088,801

Detroit, Water Supply Systems Revenue:
5.75%, 7/1/2011 (Insured; FGIC)	4,000,000	a	4,457,880
5%, 7/1/2034 (Insured; MBIA)	3,650,000		3,760,376

Detroit City School District:
5.125%, 5/1/2012 (Insured; FSA)	1,000,000	a	1,083,160
School Building and Site Improvement
6%, 5/1/2020 (Insured, FGIC)	1,000,000		1,199,240

Detroit Community High School,
Public School Academy Revenue:
5.65%, 11/1/2025	1,200,000		1,183,728
5.75%, 11/1/2035	1,215,000		1,193,640

Dickinson County Healthcare System, HR:
5.50%, 11/1/2013 (Insured; ACA)	2,515,000		2,658,104
5.70%, 11/1/2018 (Insured; ACA)	1,800,000		1,902,456

Fitzgerald Public School District, School Building
and Site 5%, 5/1/2020 (Insured; AMBAC)	2,000,000		2,127,320

Fowlerville Community Schools School District
5.60%, 5/1/2007 (Insured; MBIA)	2,995,000	a	3,080,447

Grand Valley State University, Revenue
5.25%, 12/1/2010 (Insured; FGIC)	3,000,000	a	3,225,240

Huron Valley School District
Zero Coupon, 5/1/2018 (Insured; FGIC)	6,270,000		3,699,739

Kalamazoo Hospital Finance Authority,
Hospital Facilities Revenue (Borgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	2,000,000		2,336,960

Kent Hospital Finance Authority, Revenue
(Metropolitan Hospital Project) 6.25%, 7/1/2040	2,000,000		2,174,880

Michigan Building Authority, Revenue (Facilities Program)
5.50%, 10/15/2018	5,000,000		5,446,750

Michigan Higher Educational Facilities Authority, LOR
(Hillsdale College Project) 5%, 3/1/2035	1,200,000		1,220,700

Michigan Hospital Finance Authority, HR:
(Detroit Medical Center)
8.125%, 8/15/2012	75,000		75,116
(Henry Ford Health System)
5.625%, 3/1/2017	1,000,000		1,081,720
(Sparrow Obligated Group)
5%, 11/15/2036 (Insured; MBIA)	2,000,000		2,062,840
(Trinity Healtheast)
6%, 12/1/2027 (Insured; AMBAC)	3,500,000		3,863,090

Michigan Housing Representatives, COP
Zero Coupon, 8/15/2022 (Insured; AMBAC)	4,825,000		2,288,980

Michigan Municipal Bond Authority, Clean Water
Revolving Fund Revenue 7.40%, 10/1/2021	5,100,000	b,c	5,965,827

Michigan Strategic Fund, LOR:
(Detroit Education Exempt Facilities)
5.25%, 12/15/2032 (Insured; XLCA)	1,250,000		1,303,400
(NSF International Project):
5.125%, 8/1/2019	700,000		727,818
5.25%, 8/1/2026	1,000,000		1,034,750
SWDR (Genesee Power Station Project)
7.50%, 1/1/2021	2,600,000		2,569,502

Monroe County Economic Development Corp, LOR
(Detroit Edison Co. Project)
6.95%, 9/1/2022 (Insured; FGIC)	2,000,000		2,622,920

Pontiac Tax Increment Finance Authority, Revenue
6.375%, 6/1/2031	3,170,000		3,403,851

Redford University School District
5.50%, 5/1/2015 (Insured; AMBAC)	1,260,000		1,417,500

Romulus Economic Development Corp,
Limited Obligation EDR (Romulus HIR Limited
Partnership Project) 7%, 11/1/2015
(Insured; ITT Lyndon Property Insurance Co.)	3,700,000		4,510,929

Sterling Heights, Judgment Funding:
5.375%, 10/1/2017 (Insured; FGIC)	1,000,000		1,056,890
5.375%, 10/1/2018 (Insured; FGIC)	2,030,000		2,145,487

Stockbridge Community Schools
5.50%, 5/1/2010	600,000	a	647,166

Sturgis Public School District, School Building and
Site 5.625%, 5/1/2010	5,085,000	a	5,509,648

Summit Academy North,
Public School Academy Revenue
5.50%, 11/1/2035	1,500,000		1,415,190

Wayne County Airport Authority, Revenue (Detroit
Metropolitan Wayne County Airport)
5.25%, 12/1/2025 (Insured; MBIA)	2,500,000		2,642,425

Wyandotte, Electric Revenue:
5.375%, 10/1/2016 (Insured; MBIA)	1,870,000		1,978,666
5.375%, 10/1/2017 (Insured; MBIA)	2,000,000		2,109,940

U.S. Related--.6%

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue Assets Backed Bonds
Zero Coupon, 5/15/2050	11,000,000		696,960

Total Long-Term Municipal Investments
(cost $99,393,425)			106,912,062

Short-Term Municipal Investments--1.4%

Michigan;

Board of Trustees of Michigan State University,
General Revenue
3.05% (Liquidity Facility; Dexia Credit Local)	1,000,000	d	1,000,000

Jackson County Economic Development Corp.,
LOR (Vista Grande Villa Project)
3.03% (LOC; ABN-AMRO)	500,000	d	500,000

Total Short-Term Municipal Investments
(cost $1,500,000)			1,500,000

Total Investments (cost $100,893,425)	99.1%		108,412,062

Cash and Receivables (Net)	.9%		968,127

Net Assets	100.0%		109,380,189

Notes to Statements of Investments:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, this security amounted to $5,965,827 or 5.5% of net assets.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-
CSR.

Dreyfus Premier State Municipal Bond Fund, Minnesota Series
Statement of Investments
January 31, 2006 (Unaudited)
	Principal
Long-Term Municipal Investments--100.3%	Amount ($)		Value ($)

Andover Economic Development Authority, Public Facility
LR (Andover Community Center) 5.20%, 2/1/2034	1,500,000		1,549,230

Anoka County, SWDR (United Power Association Project)
6.95%, 12/1/2008 (Guaranteed; National Rural
Utilities Cooperative Finance Corp.)	1,645,000		1,661,088

Bloomington Independent School District Number 271
5.125%, 2/1/2024 (Insured; FSA)	2,000,000		2,124,240

Brooklyn Park 5.85%, 2/1/2006 (Insured; FSA)	1,425,000		1,425,000

Chaska, Electric Revenue:
6%, 10/1/2010	3,000,000	a	3,319,470
5.25%, 10/1/2025	1,000,000		1,057,400
5%, 10/1/2030	1,035,000		1,056,414

Columbia Heights, MFHR (Crest View)
6.625%, 4/20/2043 (Collateralized; GNMA)	1,500,000		1,613,280

Duluth Economic Development Authority,
Health Care Facilities Revenue
(Saint Luke's Hospital) 7.25%, 6/15/2032	3,000,000		3,222,720

Inver Grove Heights Independent School District Number 199
5.75%, 2/1/2006	2,225,000		2,225,000

Lake Superior Independent School District Number 381:
5%, 4/1/2020 (Insured; FSA)	2,510,000		2,663,160
5%, 4/1/2021 (Insured; FSA)	2,640,000		2,787,127

Lakeville Independent School District Number 194
5.50%, 2/1/2024 (Insured; FGIC)	8,700,000		9,521,628

Mahtomedi Independent School District Number 832
Zero Coupon, 2/1/2017 (Insured; MBIA)	1,275,000		805,226

Minneapolis:
Zero Coupon, 12/1/2014	1,825,000		1,288,705
Health Care Facilities Revenue (Shelter Care Foundation):
6%, 4/1/2010	400,000		397,928
6.50%, 4/1/2029	1,000,000		958,400
Revenue (Blake School Project) 5.45%, 9/1/2021	2,000,000		2,110,780
Tax Increment Revenue (Saint Anthony Falls Project)
5.75%, 2/1/2027	1,000,000		1,013,750

Minneapolis and Saint Paul Housing and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated Group Project):
6%, 12/1/2018	1,000,000		1,101,990
6%, 12/1/2020	2,290,000		2,516,870

Minneapolis and Saint Paul Metropolitan Airports Commission,
Airport Revenue:
5.75%, 1/1/2010 (Insured; FGIC)	4,995,000	a	5,457,037
5.25%, 1/1/2032 (Insured; FGIC)	2,500,000		2,618,475

Minneapolis Public Facilities Authority, Water Pollution
Control Revenue 5.375%, 3/1/2009	3,000,000	a	3,173,580

Minnesota (Duluth Airport)
6.25%, 8/1/2014	2,240,000		2,245,309

Minnesota Agricultural and Economic Development Board, Revenue:
(Evangelical Lutheran Project):
6%, 2/1/2022	1,130,000		1,222,897
6%, 2/1/2027	1,750,000		1,876,718
Health Care System (Fairview Health Care Systems):
6.375%, 11/15/2010	3,850,000	a	4,345,611
6.375%, 11/15/2029	150,000		162,285

Minnesota Higher Education Facilities Authority,
College and University Revenue
(University of Saint Thomas):
5.35%, 4/1/2017	1,000,000		1,016,900
5.40%, 4/1/2022	2,125,000		2,161,508

Minnesota Housing Finance Agency:
Residential Housing Finance 5%, 1/1/2020	3,765,000		3,880,021
SFMR:
5.80%, 1/1/2019	1,105,000		1,144,415
5.45%, 1/1/2022 (Insured; MBIA)	585,000		607,107

Minnesota Retirement Systems, Building Revenue
6%, 6/1/2030	1,475,000		1,609,476

Northern Municipal Power Agency, Electric System Revenue
7.445%, 1/1/2016 (Insured; FSA )	5,000,000	b,c	5,692,800

Northfield, HR 6%, 11/1/2031	2,000,000		2,121,760

Ramsey, LR (Pact Charter School Project) 6.75%, 12/1/2033	1,000,000		1,018,110

Rosemount Independent School District Number 196
Zero Coupon, 4/1/2014 (Insured; MBIA)	2,960,000		2,145,438

Saint Cloud Housing and Redevelopment Authority,
Revenue (State University Foundation Project)
5.125%, 5/1/2018	1,500,000		1,588,755

Saint Paul Housing and Redevelopment Authority, Revenue:
Hospital Facility (HealthEast Project):
5.70%, 11/1/2015 (Insured; ACA)	2,000,000		2,079,460
6%, 11/15/2035	1,500,000		1,607,070
MFHR (Wellington Project)
5.10%, 2/1/2024 (Collateralized; FHLMC)	2,000,000		2,049,960
Parking (Block 19 Ramp)
5.25%, 8/1/2023 (Insured; FSA)	3,395,000		3,636,588

Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	2,850,000		2,977,823

Shakopee Independent District Number 720
GO School Building 4.25% 2/1/2026 (Insured; MBIA)	2,350,000		2,295,809

Southern Municipal Power Agency,
Power Supply System Revenue:
Zero Coupon, 1/1/2025 (Insured; MBIA)	4,505,000		1,941,340
Zero Coupon, 1/1/2026 (Insured; MBIA)	4,625,000		1,891,486

Todd, Morrison, Cass and Wadena Counties United
Hospital District, Health Care Facility Revenue
(Lakewood Health System) 5%, 12/1/2021	1,000,000	1,033,470

Washington County Housing and Redevelopment Authority:
Hospital Facility Revenue (HealthEast Project)
5.375%, 11/15/2018 (Insured; ACA)	2,215,000	2,273,830
Pooled Financing 5.50%, 2/1/2032 (Insured; MBIA)	2,000,000	2,119,780

Western Minnesota Municipal Power Agency, Electric Power
and Light Revenue 5.50%, 1/1/2012 (Insured; AMBAC)	900,000	919,665

Willmar (Rice Memorial Hospital Project)
5%, 2/1/2032 (Insured; FSA)	4,000,000	4,142,040

Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2034	2,500,000	2,644,400

Total Long-Term Municipal Investments
(cost $113,352,905)		120,120,329

Short-Term Municipal Investment--.1%

Minnesota Higher Education Facilities Authority,
Revenue (Saint Olaf College) 3.03% (LOC; Bank of Montreal)
(cost $100,000)	100,000 d	100,000

Total Investments (cost $113,452,905)	100.4%	120,220,329

Liabilities, Less Cash and Receivables	(.4%)	(504,711)

Net Assets	100.0%	119,715,618

Notes to Statement of Investments

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, this security amounted to $5,692,800 or 4.8% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, North Carolina Series
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Long Term Municipal Investments--101.6%	Amount ($)		Value ($)

North Carolina--92.0%

Alamance County, GO School
4.10%, 2/1/2024	1,000,000		971,820

Appalachian State University,
Housing and Student Center System Revenue
5.60%, 7/15/2010	1,000,000	a	1,095,750

Cabarrus County, COP, Installment Financing Contract
5.50%, 4/1/2014	2,000,000		2,173,220

Cary 5%, 3/1/2019	1,500,000		1,603,620

Charlotte:
5.60%, 6/1/2010	2,770,000	a	3,054,839
5%, 7/1/2021	1,525,000		1,620,251
5%, 7/1/2022	2,110,000		2,233,941
Airport Revenue 5.75%, 7/1/2029 (Insured; MBIA)	1,500,000		1,606,785
Storm Water Fee Revenue:
6%, 6/1/2010	2,000,000	a	2,220,360
5.25%, 6/1/2020	1,000,000		1,088,470
Water and Sewer System Revenue:
5.25%, 6/1/2010	3,710,000	a	4,007,690
5.50%, 6/1/2017	1,650,000		1,808,136

Forsyth County, GO School
4%, 8/1/2021	1,000,000	b	979,650

Greensboro, GO, Public Improvement
4%, 2/1/2020	665,000	b	656,229

Iredell County, GO School
4.125%, 2/1/2026	1,250,000	b	1,198,963

New Hanover County, COP, Public Improvement
(New Hanover County Projects)
5.75%, 11/1/2010	1,700,000	a	1,894,395

North Carolina Capital Facilities Financing Agency,
Revenue (Duke University Project)
5.125%, 7/1/2042	1,000,000	1,034,430

North Carolina Eastern Municipal Power Agency,
Power System Revenue:
6.20%, 1/1/2012 (Insured; FGIC)	2,000,000	2,274,480
6%, 1/1/2022 (Insured; ACA)	1,000,000	1,183,600
6.75%, 1/1/2026 (Insured; ACA)	3,000,000	3,300,690

North Carolina Educational Assistance Authority, Guaranteed
Student Loan Revenue 6.35%, 7/1/2016	4,375,000	4,494,481

North Carolina Housing Finance Agency,
Single Family Revenue 6.50%, 9/1/2026	1,325,000	1,373,018

North Carolina Medical Care Commission:
Health Care Facilities First Mortgage Revenue
(Pennybyrn at Maryfield Project)
6.125%, 10/1/2035	1,000,000	1,013,360
Revenue:
(Cleveland County Healthcare System Project)
5.25%, 7/1/2019 (Insured; AMBAC)	1,135,000	1,225,403
(DePaul Community Facilities Project)
7.625%, 11/1/2029	2,115,000	2,185,620
(North Carolina Housing Foundation Inc.)
6.625%, 8/15/2030 (Insured; ACA)	3,250,000	3,539,445
(Northeast Medical Center Project):
5.50%, 11/1/2025 (Insured; AMBAC)	1,000,000	1,078,150
5.50%, 11/1/2030 (Insured; AMBAC)	2,000,000	2,147,300
Retirement Facilities:
(Cypress Glenn Retirement Community)
6%, 10/1/2033	1,000,000	1,041,360
(First Mortgage-United Church)
5.25%, 9/1/2021	1,000,000	1,021,480
(Givens Estates Project) 6.50%, 7/1/2032	1,000,000	1,070,640

(Southeast Regional Medical Center)
6.25%, 6/1/2029	2,000,000		2,130,320
(The United Methodist Retirement Homes Project)
5.50%, 10/1/2032	1,000,000		1,027,080
(Wilson Memorial Hospital Project)
Zero Coupon, 11/1/2016 (Insured; AMBAC)	3,055,000		1,951,473

University of North Carolina, University Revenue
(Chapel Hill University):
5%, 6/1/2011	1,700,000	a	1,820,275
5.375%, 6/1/2011	1,205,000	a	1,312,040
5.375%, 12/1/2013	210,000		227,676
5%, 12/1/2020	300,000		317,736

U.S. Related--9.6%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
Zero Coupon, 5/15/2050	8,000,000		506,880

Guam Waterworks Authority, Water and Wastewater
System Revenue 5.875%, 7/1/2035	1,000,000		1,053,130

Puerto Rico Public Finance Corp.
5.375%, 8/1/2011 (Insured; MBIA)	4,000,000	a	4,357,240

Virgin Islands Public Finance Authority, Revenues
Subordinated Lien Fund Loan Notes 5.875%, 10/1/2018	850,000		896,750

Total Investments (cost $67,950,686)	101.6%		71,798,176

Liabilities, Less Cash and Receivables	(1.6%)		(1,123,082)

Net Assets	100.0%		70,675,094

Notes to Statement of Investments:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	At January 31, 2006, the fund had 19,431,630 or 27.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Ohio Series
Statement of Investments
January 31, 2006 (Unaudited)
		Principal
Long-Term Municipal Investments--98.1%		Amount ($)		Value ($)

Ohio--91.4%

Akron:
6%, 12/1/2012 .		1,380,000		1,570,909
5.50%, 12/1/2020 (Insured; MBIA)		1,460,000		1,594,670
Sewer Systems Revenue
5.875%, 12/1/2006 (Insured; MBIA) .		1,200,000	a	1,237,800

Brunswick City School District
5%, 12/1/2023 (Insured; AMBAC)		2,000,000		2,111,340

Cincinnati, Water System Revenue:
5%, 12/1/2020		1,000,000		1,059,120
5%, 12/1/2022		5,545,000		5,821,418
5%, 12/1/2023		3,130,000		3,284,027

Cincinnati City School District:
Classroom Facilities Construction and Improvement
5%, 12/1/2031 (Insured; FSA)		6,000,000		6,234,000
School Improvement:
5.375%, 12/1/2011 (Insured; MBIA)		6,560,000	a	7,183,659
5.25%, 6/1/2019 (Insured; FSA)		1,225,000		1,326,736

Cincinnati Technical College 5.25%, 10/1/2022
(Insured; AMBAC)		2,825,000		3,052,158

Clermont County, Hospital Facilities Revenue
(Mercy Health Systems)
5.625%, 9/1/2016 (Insured; AMBAC)		4,250,000		4,469,725

Cleveland:
COP (Stadium Project)
5.25%, 11/15/2022 (Insured; AMBAC)		1,210,000		1,266,132
Public Power System Revenue
5.125%, 11/15/2018 (Insured; MBIA)		9,650,000		9,954,747
Waterworks Revenue:
5%, 1/1/2008 (Insured; FSA)		90,000	a	93,619
5%, 1/1/2008 (Insured; FSA)		1,095,000	a	1,139,030
5.50%, 1/1/2021 (Insured; MBIA)	.	8,000,000		9,187,040
5%, 1/1/2023 (Insured; FSA)		1,315,000		1,360,052

Cleveland-Cuyahoga County Port Authority, Revenue,
Special Assessment/Tax Increment:
7%, 12/1/2018		2,345,000		2,485,841
7.35%, 12/1/2031		3,655,000		3,942,649

Columbus Ohio City School District
5%, 12/1/2032 (Insured; FSA)		2,765,000		2,882,098

Cuyahoga Community College District, General
Receipts 5%, 12/1/2022 (Insured; AMBAC)		1,500,000		1,582,590

Cuyahoga County:
Hospital Improvement Revenue
(The Metrohealth Systems Project)
6.125%, 2/15/2009		4,845,000	a	5,260,168
Hospital Facilities Revenue
(UHHS/CSAHS - Cuyahoga, Inc. and
CSAHS/UHHS - Canton, Inc. Projects)
7.50%, 1/1/2030		6,250,000		6,958,188
Mortgage Revenue (West Tech Apartments Project)
5.95%, 9/20/2042 (Collateralized; GNMA)		5,295,000		5,522,950

Fairfield City School District,
School Improvement Unlimited Tax:
5.375%, 12/1/2019 (Insured; FGIC)	.	1,860,000		2,016,445
5.375%, 12/1/2020 (Insured; FGIC)		1,400,000		1,517,754

Forest Hills Local School District
5.70%, 12/1/2007 (Insured; MBIA)		1,000,000	a	1,051,870

Franklin County:
HR (Holy Cross Health Systems Corp.)
5.80%, 6/1/2016		2,000,000		2,053,180
Multifamily Housing Mortgage Revenue
(Agler Green Project)
5.80%, 5/20/2044 (Collateralized; GNMA)		1,200,000		1,251,060

Greater Cleveland Regional Transit Authority
5.65%, 12/1/2006 (Insured; FGIC)		5,445,000	a	5,606,499

Hamilton County:
Sales Tax Revenue
Zero Coupon, 12/1/2027 (Insured; AMBAC)		17,940,000		6,573,037
Sewer System Revenue:
5.25%, 12/1/2011 (Insured; MBIA)		1,000,000	a	1,088,540
5.25%, 12/1/2011 (Insured; MBIA)		1,000,000	a	1,088,540

Highland Local School District, School Improvement:
5.75%, 12/1/2018 (Insured; FSA)		1,675,000		1,854,242
5.75%, 12/1/2020 (Insured; FSA)		2,020,000		2,236,160

Hilliard School District, School Improvement:
Zero Coupon, 12/1/2013 (Insured; FGIC)		1,655,000		1,214,207
Zero Coupon, 12/1/2014 (Insured; FGIC)		1,655,000		1,159,592

Lebanon City School District 5.50%, 12/1/2011 (Insured; FSA)		4,050,000	a	4,461,480

Lowellville, Sanitary Sewer Systems Revenue (Browning-Ferris
Industries Inc.) 7.25%, 6/1/2006	.	300,000		300,357

Mahoning County, HR (Forum Health Obligated Group)
6%, 11/15/2032		1,000,000		1,014,480

Marysville Exempt Village School District
5.35%, 12/1/2025 (Insured; FSA)		2,010,000		2,154,017

Massillon City School District, Improvement:
5.25%, 12/1/2019 (Insured; MBIA)	1,300,000		1,407,965
5%, 12/1/2025 (Insured; MBIA)	1,150,000		1,209,122

Milford Exempt Village School District, School Improvement
6%, 12/1/2011 (Insured; FSA)	1,910,000	a	2,153,964

Monroe, Improvement
5.25%, 12/1/2018 (Insured; FSA)	1,035,000		1,128,843

Montgomery County, MFHR
(Chevy Chase Apartments)
4.95%, 11/1/2023 (Collateralized; FHLMC)	1,750,000		1,762,670

New Albany Community Authority,
Community Facilities Revenue
5.20%, 10/1/2024 (Insured; AMBAC)	2,000,000		2,138,360

North Royalton City School District
6.10%, 12/1/2009 (Insured; MBIA)	2,500,000	a	2,782,650

Ohio:
6.85%, 3/15/2020 (Insured; FSA)	7,760,000	b,c	8,688,406
PCR (Standard Oil Co. Project) 6.75%, 12/1/2015
(Guaranteed; British Petroleum Co. PLC)	2,700,000		3,264,813

Ohio Housing Finance Agency,
Residential Mortgage Revenue
6.05%, 9/1/2017 (Collateralized; GNMA)	1,060,000		1,099,962

Ohio Higher Educational Facility Commission, Revenue
(Xavier University Project)
5%, 5/1/2023 (Insured; FGIC)	2,250,000		2,370,128

Ohio State University, General Receipts
5.25%, 6/1/2023	2,625,000		2,837,336

Ohio Turnpike Commission, Turnpike Revenue,
Highway Improvements 5.50%, 2/15/2026	7,700,000		8,243,235

Pickerington Local School District, School Facilities
Construction and Improvement 5.25%, 12/1/2020
(Insured; FGIC)	6,000,000		6,462,420

Port of Greater Cincinnati Development Authority,
Special Obligation Development Revenue
(Cooperative Public Parking and Infrastructure Project):
6.30%, 2/15/2024	2,250,000		2,391,840
6.40%, 2/15/2034	2,500,000		2,684,700

Strongsville, Library Improvement
5.50%, 12/1/2020 (Insured; FGIC)	1,700,000		1,856,808

Summit County 6.50%, 12/1/2010
(Insured; FGIC)	2,000,000	a	2,274,300

Summit County Port Authority:
Development Revenue (Bond Fund Program-
Twinsburg Township Project)
5.125%, 5/15/2025	660,000		658,825
Revenue
(Civic Theatre Project)
5.50%, 12/1/2026 (Insured; AMBAC)	1,000,000		1,080,640

Toledo 5.625%, 12/1/2006 (Insured; AMBAC)	1,000,000	a	1,039,200

Toledo Lucas County Port Authority, Revenue
(Northwest Ohio Bond Fund)
6.375, 11/15/2032	1,650,000		1,767,068

University of Cincinnati:
General Receipts 5%, 6/1/2021 (Insured; MBIA)	3,040,000		3,171,267
University and College Revenue:
5.75%, 6/1/2011 (Insured; FGIC)	2,165,000	a	2,414,408
5.75%, 6/1/2011 (Insured; FGIC)	1,500,000	a	1,672,800

Warren, Waterworks Revenue
5.50%, 11/1/2015 (Insured; FGIC)	1,450,000		1,605,556

West Muskingum Local School District
(School Facilities Construction and Improvement)
5%, 12/1/2030 (Insured; FGIC)	2,945,000		3,059,855

Youngstown:
5.375%, 12/1/2025 (Insured; AMBAC)	2,195,000		2,354,664
6%, 12/1/2031 (Insured; AMBAC)	2,370,000		2,626,955

U.S. Related--6.7%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
Zero Coupon, 5/15/2050	17,000,000		1,077,120

Guam Waterworks Authority, Water and Wastewater
System Revenue 5.875%, 7/1/2035	1,000,000		1,053,130

Puerto Rico Highways and Transportation Authority,
Transportation Revenue 5%, 7/1/2033	6,300,000		6,385,428

Virgin Islands Public Finance Authority, Revenue:
(Virgin Islands Gross Receipts Taxes Loan Note)
6.375%, 10/1/2019	3,000,000		3,340,500
(Virgin Islands Matching Fund Loan Notes)
6%, 10/1/2022	3,000,000		3,150,300

Total Investments (cost $205,049,392)	98.1%		218,437,364

Cash and Receivables (Net)	1.9%		4,137,543

Net Assets	100.0%		222,574,907

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, this security amounted to $8,688,406 or 3.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--95.8%	Amount ($)		Value ($)

Pennsylvania--95.2%

Allegheny County Hospital Development Authority,
Revenue (Hospital - South Hills Health)
5.125%, 5/1/2029	1,100,000		1,051,006

Allegheny County Sanitary Authority, Sewer Revenue
5%, 12/1/2019 (Insured; MBIA)	1,900,000		2,022,037

Bethlehem Area Vocational Technical School Authority,
LR 5%, 9/1/2019 (Insured; MBIA)	895,000		933,834

Bristol Borough School District, GO
5.25%, 3/1/2031 (Insured; FSA)	1,000,000		1,071,090

Bucks County Industrial Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)
6.25%, 1/1/2035	1,500,000		1,550,925

Bucks County Water and Sewer Authority, Revenue:
5.375%, 6/1/2018 (Insured; AMBAC)	1,255,000		1,361,963
Collection Sewer Systems:
5.375%, 6/1/2017 (Insured; AMBAC)	1,340,000		1,452,707
5%, 6/1/2019 (Insured; AMBAC)	1,480,000		1,574,853

Butler County Industrial Development Authority:
Health Care Facilities Revenue
(Saint John Care Center) 5.80%, 4/20/2029
(Collateralized; GNMA)	6,180,000		6,614,392
MFHR (Greenview Gardens Apartments):
6%, 7/1/2023	475,000		498,118
6.25%, 7/1/2033	880,000		920,383

Central Bucks School District
5%, 5/15/2022 (Insured; FGIC)	580,000		611,111

Charleroi Area School Authority, School Revenue
Zero Coupon, 10/1/2020 (Insured; FGIC)	2,000,000		1,045,780

Council Rock School District
5%, 11/15/2020 (Insured; MBIA)	1,400,000		1,486,114

Cumberland County Municipal Authority,
College Revenue (Messiah College):
5.125%, 10/1/2006 (Insured; AMBAC)	950,000	a	961,960
5.125%, 10/1/2015 (Insured; AMBAC)	50,000		50,629

Dauphin County General Authority, Revenue
(Office and Parking, Riverfront Office)
6%, 1/1/2025	3,000,000		2,793,150

Delaware County Industrial Development Authority,
Water Facilities Revenue (Aqua Pennsylvania, Inc. Project)
5%, 11/1/2037 (Insured; FGIC)	5,165,000		5,287,565

Dover Area School District, GO
5.375%, 4/1/2018 (Insured; FGIC)	2,195,000		2,396,325

Harrisburg Authority, Office and Parking Revenue
6%, 5/1/2008	2,000,000	a	2,113,020

Harrisburg Redevelopment Authority, Revenue:
Zero Coupon, 5/1/2018 (Insured; FSA)	2,750,000		1,590,325
Zero Coupon, 11/1/2018 (Insured; FSA)	2,750,000		1,554,218
Zero Coupon, 11/1/2019 (Insured; FSA)	2,750,000		1,478,207
Zero Coupon, 5/1/2020 (Insured; FSA)	2,750,000		1,434,400
Zero Coupon, 11/1/2020 (Insured; FSA)	2,500,000		1,274,550

Health Care Facilities Authority of Sayre,
Revenue (Guthrie Health Issue):
5.85%, 12/1/2020	3,000,000		3,251,970
5.75%, 12/1/2021	4,750,000		5,112,045

Kennett Consolidated School District, GO:
5.25%, 2/15/2017 (Insured; FGIC)	1,440,000		1,559,088
5.25%, 2/15/2018 (Insured; FGIC)	1,895,000		2,051,717
5.25%, 2/15/2020 (Insured; FGIC)	1,000,000		1,082,700

McKeesport Area School District, GO:
Zero Coupon, 10/1/2021 (Insured; AMBAC)	2,915,000		1,453,856
Zero Coupon, 10/1/2021 (Insured; AMBAC)	540,000		268,088

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2022
(Insured; Radian)	1,455,000		1,533,643

Monroeville Municipal Authority,
Sanitary Sewer Revenue
5.25%, 12/1/2016 (Insured; MBIA)	1,095,000		1,189,017

Montgomery County Higher Education
and Health Authority, First Mortgage
Revenue (AHF/Montgomery Inc. Project)
10.50%, 9/1/2020	2,570,000		2,578,018

Morrisville Borough School District,
GO (Capital Project Series)
5%, 4/1/2025 (Insured; MBIA)	1,410,000	b	1,493,500

Mount Lebanon School District, GO:
5%, 2/15/2013 (Insured; MBIA)	1,735,000	a	1,877,530
5%, 2/15/2013 (Insured; MBIA)	2,870,000	a	3,105,771

North Allegheny School District
5.05%, 11/1/2021 (Insured; FGIC)	1,455,000		1,543,202

North Schuylkill School District,
Schuykill and Columbia Counties, GO
5%, 11/15/2028 (Insured; FGIC)	635,000		657,282

Northampton County General Purpose Authority,
County Agreement Revenue
5.125%, 10/1/2020 (Insured; FSA)	2,225,000		2,389,606

Northampton County Industrial Development Authority,
Mortgage Revenue (Moravian Hall Square Project)
5%, 7/1/2017 (Insured; Radian)	1,890,000		1,962,633

Pennridge School District
5%, 2/15/2021 (Insured; MBIA)	1,000,000		1,055,470

Pennsylvania Finance Authority, Guaranteed Revenue
(Penn Hills Project):
5.45%, 12/1/2010 (Insured; FGIC)	445,000	a	483,154
5.45%, 12/1/2019 (Insured; FGIC)	2,170,000		2,338,045
Zero Coupon, 12/1/2022 (Insured; FGIC)	1,200,000		560,844
Zero Coupon, 12/1/2023 (Insured; FGIC)	3,790,000		1,681,320
Zero Coupon, 12/1/2024 (Insured; FGIC)	3,790,000		1,592,293
Zero Coupon, 12/1/2025 (Insured; FGIC)	3,790,000		1,515,924

Pennsylvania Higher Educational
Facilities Authority, Revenue:
(State Higher Education System):
5%, 6/15/2019 (Insured; AMBAC)	560,000		593,331
5%, 6/15/2020 (Insured; AMBAC)	1,915,000		2,028,981
(UPMC Health System) 6%, 1/15/2022	5,000,000		5,464,100

Pennsylvania Housing Finance Agency:
5%, 4/1/2016	2,000,000		2,069,940
Capital Fund Securitization Revenue
5%, 12/1/2025 (Insured; FSA)	2,485,000		2,587,730
SFMR
5.10%, 10/1/2020	5,000,000		5,138,050

Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue
(Philadelphia Funding Program):
5.25%, 6/15/2015 (Insured; FGIC)	1,000,000		1,054,420
5.50%, 6/15/2016 (Insured; FGIC)	2,750,000		2,773,513
5%, 6/15/2018 (Insured; FGIC)	5,580,000		5,811,012

Pennsylvania Public School Building Authority, Revenue:
(Central Montgomery County Area):
5.25%, 5/15/2017 (Insured; FGIC)	1,055,000		1,153,031
5.25%, 5/15/2018 (Insured; FGIC)	1,110,000		1,213,141

(Marple Newtown School District Project)
5%, 3/1/2019 (Insured; MBIA)	3,680,000		3,906,835

Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)	3,780,000		3,991,567
5.25%, 12/1/2018 (Insured; AMBAC)	2,740,000		2,888,042
5%, 12/1/2023 (Insured; AMBAC)	425,000		444,244

Philadelphia Authority for Industrial Development, LR
5.50%, 10/1/2015 (Insured; FSA)	2,870,000		3,147,673

Philadelphia Gas Works, Revenue
(1998 General Ordinance-4th Series)
5.25%, 8/1/2022 (Insured; FSA)	2,000,000		2,129,280

Philadelphia Hospitals and Higher
Education Facilities Authority,
Revenue (Jefferson Health System) 5%, 5/15/2011	2,000,000		2,067,040

Philadelphia Housing Authority,
Capital Fund Program Revenue
5%, 12/1/2021 (Insured; FSA)	1,685,000		1,767,784

Philadelphia Redevelopment Authority, Revenue
(Neighborhood Transformation)
5.50%, 4/15/2018 (Insured; FGIC)	3,600,000		3,911,436

Philadelphia Water and Wastewater, Revenue
5.60%, 8/1/2018 (Insured; MBIA)	800,000		870,880

Pittsburgh 5.50%, 9/1/2007 (Insured; AMBAC)	1,655,000	a	1,711,138

Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group) 5%, 11/1/2014	1,495,000		1,547,609

Scranton School District (Notes):
5%, 4/1/2018 (Insured; MBIA)	1,390,000		1,469,856
5%, 4/1/2019 (Insured; MBIA)	2,710,000		2,865,690

South Side Area School District, GO
5.25%, 6/1/2010 (Insured; FGIC)	2,080,000	a	2,228,699

Southeastern Pennsylvania Transportation Authority,
Special Revenue 5.375%, 3/1/2017
(Insured; FGIC)	3,000,000		3,118,350

Spring-Ford Area School District
5%, 4/1/2021 (Insured; FSA)	1,015,000		1,071,404

State Public School Building Authority:
School LR (Daniel Boone Area School District Project):
5%, 4/1/2018 (Insured; MBIA)	1,040,000		1,108,266
5%, 4/1/2019 (Insured; MBIA)	1,070,000		1,138,929
5%, 4/1/2020 (Insured; MBIA)	1,100,000		1,165,923

School Revenue (Tuscarora School District Project)
5%, 4/1/2013 (Insured; FSA)	750,000	a	812,078

University Area Joint Authority, Sewer Revenue:
5%, 11/1/2017 (Insured; MBIA)	1,660,000		1,765,012
5%, 11/1/2018 (Insured; MBIA)	2,010,000		2,137,153

Upper Darby School District, GO:
5%, 5/1/2023 (Insured; FGIC)	320,000		338,806
5%, 5/1/2024 (Insured; FGIC)	430,000		454,256

Upper Merion Area School District, GO:
5.25%, 2/15/2018	1,785,000		1,934,904
5.25%, 2/15/2021	1,000,000		1,078,870

Washington County Industrial Development Authority,
PCR (West Pennsylvania Power Co. Mitchell)
6.05%, 4/1/2014 (Insured; AMBAC)	3,000,000		3,066,780

U.S. Related--.6%

Guam Waterworks Authority,
Water and Wastewater System Revenue
6%, 7/1/2025	1,000,000		1,071,610

Total Long-Term Municipal Investments
(cost $161,833,318)			170,562,741

Short-Term Municipal Investments--2.7%

Pennsylvania Higher Educational Facilities Authority,
Revenue (Carnegie Mellon University)
3.04% (Liquidity Facility; JPMorgan Chase Bank)	3,200,000	c	3,200,000

The Hospitals and Higher Education Facilities
Authority of Philadelphia, HR
(The Children's Hospital of Philadelphia Project)
3.04% (Liquidity Facility; Bank of America)	1,200,000	c	1,200,000

Schuylkill County Industrial Development Authority,
RRR (Northeastern Power Co. Project)
3.13% (LOC; Dexia Credit Locale)	500,000	c	500,000

Total Short-Term Municipal Investments
(cost $4,900,000)			4,900,000

Total Investments (cost $166,733,318)	98.5%		175,462,741

Cash and Receivables (Net)	1.5%		2,628,113

Net Assets	100.0%		178,090,854

Notes to Statements of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on delayed delivery basis.
c Securities payable on demand. Variable interest rate--subject to periodic change.
d At January 31, 2006, 26.1% of the fund's net assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Texas Series
Statement of Investments
January 31, 2006 (Unaudited)
	Principal
Long Term Municipal Investments--95.4%	Amount ($)	Value ($)

Aledo Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2014	1,125,000	811,496

Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	1,110,000	1,143,489

Austin Convention Enterprises Inc., Revenue
(Convention Center Hotel) 6.60%, 1/1/2021	1,000,000	1,059,110

Austin Independent School District
(Permanent School Fund Guaranteed)
5.75%, 8/1/2015	1,000,000	1,012,520

Barbers Hill Independent School District
5%, 2/15/2023 (Insured; AMBAC)	540,000	567,432

Castleberry Independent School District
(Permanent School Fund Guaranteed)
5.70%, 8/15/2021	830,000	839,952

Coastal Water Authority, Water Conveyance System
6.25%, 12/15/2017 (Insured; AMBAC)	2,170,000	2,173,971

Comal Independent School District
(Permanent School Fund Guaranteed)
5%, 2/1/2018	1,305,000	1,381,538

Corpus Christi:
(Hotel Occupancy) 5.50%, 9/1/2018 (Insured; FSA)	1,955,000	2,140,353
Utility System Revenue 5%, 7/15/2021 (Insured; FSA)	1,000,000	1,051,850

Del Mar College District
5.25%, 8/15/2017 (Insured; FGIC)	1,295,000	1,403,379

Denton Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2023	2,630,000	1,035,405

El Paso Independent School District
(Permanent School Fund Guaranteed)
5%, 8/15/2020	415,000	438,028

Fort Worth, General Purpose 5%, 3/1/2020	700,000	739,046

Frenship Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2021	470,000	228,697

Galveston County, Certificates Obligation
5.25%, 2/1/2018 (Insured; AMBAC)	1,000,000		1,074,090

Grape Creek-Pulliam Independent School District
Public Facility Corp., School Facility LR
7.25%, 5/15/2006	1,200,000	a	1,237,092

Houston, Certificates Obligation:
5.625%, 3/1/2011	550,000	a	600,633
5.625%, 3/1/2011	300,000	a	328,638

Houston, Water and Sewer Systems Revenue:
5%, 12/1/2018 (Insured; FSA)	1,145,000		1,214,685
Zero Coupon, 12/1/2019 (Insured; FSA)	2,000,000		1,092,400
Zero Coupon, 12/1/2019 (Insured; FSA)	750,000		408,540

Lake Worth Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2023	1,435,000		624,125

Laredo Independent School District Public Facility Corp.
LR:
Series A, 5%, 8/1/2021 (Insured; AMBAC)	1,000,000		1,034,210
Series F, 5%, 8/1/2021 (Insured; AMBAC)	740,000		774,987
5%, 8/1/2029 (Insured; AMBAC)	1,000,000		1,022,410

Lubbock Electric Light and Power System
5%, 4/15/2018 (Insured; MBIA)	505,000		532,649

Lubbock Health Facilities Development Corp.,
Revenue (Sears Plains Project)
5.50%, 1/20/2021 (Collateralized; GNMA)	995,000		1,050,690

Lubbock Housing Finance Corp., MFHR
(Las Colinas Quail Creek Apartments) 6%, 7/1/2022	1,175,000		1,208,570

Mesquite Independent School District
(Permanent School Fund Guaranteed):
5.50%, 8/15/2019	1,045,000		1,143,502
5.50%, 8/15/2020	1,100,000		1,203,686
Zero Coupon, 8/15/2027	1,000,000		338,370

Midlothian Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2022	1,750,000		802,042

North Central Health Facilities Development
Corp., Revenue
(Zale Lipshy University Hospital Project)
5.45%, 4/1/2019 (Insured; FSA)	2,000,000		2,064,440

North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000		1,079,500

San Antonio:
5%, 2/1/2008	5,000	a	5,159
5%, 2/1/2016	120,000		123,624
Electric and Gas Revenue:
5.50%, 2/1/2007	245,000	a	252,710
5.50%, 2/1/2020	255,000		295,254
Water Revenue
5.60%, 5/15/2021 (Insured; MBIA)	1,500,000		1,538,790

Schertz-Cibolo-Universal City Independent School District
(Permanent School Fund Guaranteed)
5.25%, 8/1/2020	1,275,000		1,363,051

Sharyland Independent School District, School Building
(Permanent School Fund Guaranteed)

5% 2/15/2017	1,130,000	1,200,207

South Texas Community College District
5%, 8/15/2017 (Insured; AMBAC)	1,790,000	1,906,207

Texas Department of Housing and Community Affairs:
MFHR (Harbors and Plumtree) 6.35%, 7/1/2016	1,300,000	1,331,863
SFMR 4.80%, 9/1/2020 (Insured; FSA)	1,000,000	1,016,240

Texas National Research Laboratory Commission
Financing Corp., LR (Superconducting Super
Collider Project) 6.95%, 12/1/2012	700,000	790,083

Texas Water Development Board, Revenue
State Revolving Fund 5.25%, 7/15/2017	1,500,000	1,512,090

Tyler Health Facility Development Corp., HR
(East Texas Medical Center Regional Healthcare
System Project):
6.625%, 11/1/2011	490,000	490,461
6.75%, 11/1/2025	1,000,000	1,000,510

Waxahachie Community Development Corp., Sales Tax Revenue:
Zero Coupon, 8/1/2020 (Insured; MBIA)	1,430,000	664,407
Zero Coupon, 8/1/2023 (Insured; MBIA)	1,000,000	390,080

Total Long Term Municipal Investments
(cost $47,260,071)		48,742,261

Short-Term Municipal Investment--1.1%

Texas Water Development Board, State Revolving
Fund Subordinate Lien Revenue 3.04% (Liquidity
Facility; JPMorgan Chase Bank)
(cost $550,000)	550,000 b	550,000

Total Investments (cost $47,810,071)	96.5%	49,292,261

Cash and Receivables (Net)	3.5%	1,767,857

Net Assets	100.0%	51,060,118

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Virginia Series
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--99.2%	Amount ($)		Value ($)

Virginia--79.6%

Alexandria,
Consolidated Public Improvement
5.50%, 6/15/2010	2,625,000	a	2,867,392

Alexandria Redevelopment and Housing Authority,
Multi-Family Housing Mortgage Revenue
(Buckingham Village Apartments)
6.125%, 7/1/2021	3,000,000		3,061,080

Bristol, Utility System Revenue
5.25%, 7/15/2020 (Insured; MBIA)	2,185,000		2,375,969

Chesapeake, Public Improvement
5.50%, 12/1/2017	1,750,000		1,917,177

Chesapeake Toll Road, Expressway Revenue
5.625%, 7/15/2019	1,250,000		1,320,438

Danville Industrial Development Authority, HR
(Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000		1,663,275

Dulles Town Center Community Development Authority,
Special Assessment Tax
(Dulles Town Center Project)
6.25%, 3/1/2026	2,985,000		3,143,474

Economic Development Authority of James City County,
Residential Care Facility First Mortgage Revenue
(Williamsburg Landing, Inc.)
5.50%, 9/1/2034	750,000		755,235

Economic Development Authority of the City of Newport News,
EDR 5%, 1/15/2031	1,000,000		1,046,700

Fairfax County Economic Development Authority,
Transportation Contract Revenue
(Route 28 Project)
5%, 4/1/2033 (Insured; MBIA)	1,000,000		1,038,990

Fairfax County Water Authority, Water Revenue:
5.50%, 4/1/2010	1,655,000	a	1,802,924
5.50%, 4/1/2010	1,830,000	a	1,993,565

Hampton Redevelopment and Housing Authority,
First Mortgage Revenue
(Olde Hampton Hotel Associates Project)
6.50%, 7/1/2016	1,300,000	1,255,553

Industrial Development Authority of Albemarle County,
HR (Martha Jefferson Hospital)
5.25%, 10/1/2015	1,445,000	1,547,320

Industrial Development Authority of Pittsylvania County,
Exempt Facility Revenue
(Multitrade of Pittsylvania County, L.P. Project)
7.65%, 1/1/2010	600,000	646,260

Industrial Development Authority of the County of
Prince William, Revenue:
Educational Facilities
(Catholic Diocese Arlington) 5.50%, 10/1/2033	1,000,000	1,050,890
Residential Care Facility, First Mortgage
(Westminster Lake Ridge) 6.625%, 1/1/2026	1,000,000	1,021,920

Industrial Development Authority of the County of Spotsylvania,
Public Facility Revenue
(Spotsylvania School Facilities Project)
5%, 2/1/2030 (Insured; AMBAC)	1,500,000	1,559,625

Industrial Development Authority of the County of Stafford
and the City of Staunton, Revenue
(Virginia Municipal League / Virginia Association of Counties
Finance Program) 4.25%, 8/1/2019 (Insured; MBIA)	540,000	539,174

Isle of Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp. Project)
6.10%, 5/1/2027	2,850,000	2,928,945

Loudoun County Sanitation Authority,
Water and Sewer Revenue
5%, 1/1/2033	2,000,000	2,083,900

Prince William County Service Authority,
Water and Sewer System Revenue:
5%, 7/1/2032	2,000,000	2,090,840
4.50%, 7/1/2035	1,025,000	1,010,968

Richmond Metropolitan Authority,
Expressway Revenue
5.25%, 7/15/2017 (Insured; FGIC)	3,100,000	3,410,713

Roanoke Industrial Development Authority,
HR (Carilion Health System)
5.50%, 7/1/2021 (Insured; MBIA)	2,500,000	2,689,050

Tobacco Settlement Financing Corp. of Virginia,
Tobacco Settlement Asset-Backed Bonds
5.625%, 6/1/2037	2,000,000		2,034,680

Virginia Commonwealth Transportation Board
Federal Highway Reimbursement Anticipation Notes
5%, 9/28/2015	1,000,000		1,089,870

Virginia Commonwealth University,
General Revenue Pledge
5.75%, 5/1/2006	1,200,000	a	1,231,332

Virginia Housing Development Authority,
Multi-Family Housing
5.95%, 5/1/2016	710,000		730,292

Virginia Public Building Authority,
Public Facilities Revenue
5.75%, 8/1/2010	2,700,000	a	2,955,852

Virginia Resource Authority:
Clean Water Revenue State Revolving Fund
5.375%, 10/1/2010	3,035,000	a	3,282,656
Infrastructure Revenue (Virginia Pooled Financing Program)
4.50%, 11/1/2021	615,000		628,364

U. S. Related--19.6%

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue, Asset Backed Bonds:
6%, 7/1/2010	1,500,000	a	1,654,440
Zero Coupon, 5/15/2050	8,000,000		506,880

Commonwealth of Puerto Rico:
7.272%, 7/1/2012 (Insured; MBIA)	2,950,000	b,c	3,585,224
(Public Improvement):
6%, 7/1/2007	1,500,000	a	1,578,855
5.50%, 7/1/2012 (Insured; MBIA)	50,000		55,383
5.50%, 7/1/2017 (Insured; XLCA)	1,000,000		1,136,860

Guam Waterworks Authority,
Water and Wastewater System Revenue
5.875%, 7/1/2035	1,000,000		1,053,130

Puerto Rico Electric Power Authority,
Power Revenue
5%, 7/1/2035 (Insured; FGIC)	1,000,000		1,045,420

Virgin Islands Public Finance Authority, Revenue
Gross Receipts Taxes Loan Note
6.50%, 10/1/2024	3,000,000		3,331,380

Total Investments (cost $67,183,634)	99.2%	70,721,995
Cash and Receivables (Net)	.8%	603,797
Net Assets	100.0%	71,325,792
Notes to Statements of Investments:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.

c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, this security amounted to $3,585,224 or
5.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)